Financing Arrangements (Tables) - Rigetti Holdings [Member]	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Summary of Principal Payments on Total Outstanding Debt	Scheduled principal payments on total outstanding debt, as of October 31, 2021, are as follows:

	Tranche A	Tranche B	Total
2023	$4,409,983	$2,427,365	$6,837,348
2024	4,920,301	3,220,881	8,141,182
2025	2,669,716	2,351,754	5,021,470

	$12,000,000	$8,000,000	$20,000,000

Two Thousand Eighteen And Nineteen Promissory Notes Agreement [Member]
Summary of Fair Value and Principal Value
As of January 31, 2020, the fair value and principal value of the Initial Convertible Notes were:

Initial Convertible Notes	January 31, 2020
Fair value, in accordance with fair value option	$26,892,459
Principal value outstanding	$21,450,000

Simple Agreement For Future Equity [Member]
Summary of Fair Value and Principal Value
As of January 31, 2020, the fair value and principal value of the SAFE was:

SAFE	January 31, 2020
Fair value, in accordance with fair value option	$1,882,397
SAFE principal value outstanding	$1,500,000